Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 97,750,000.00
Previously Paid Amount	0.00
Total Fee Amount	13,499.27
Total Offset Amount	0.00
Net Fee	$ 13,499.27